INFORMATION ABOUT COMPONENTS OF EQUITY (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of subsidiaries
Summary of subsidiaries whose non-controlling interest are significant

Name	06/30/2021	06/30/2020	06/30/2019
Rizobacter Argentina S.A.	20%	20%	20%
Insumos Agroquimicos S.A.	49.9%	—	—

Rizobacter Argentina
Disclosure of subsidiaries
Summarized financial information

Summary financial statements:	06/30/2021	06/30/2020	06/30/2019
Current assets	175,827,504	148,256,827	115,546,951
Non-current assets	59,868,513	49,843,457	47,418,450
Total assets	235,696,017	198,100,284	162,965,401

Current liabilities	119,966,445	129,838,941	100,590,919
Non-current liabilities	57,480,984	32,935,399	34,788,705
Total liabilities	177,447,429	162,774,340	135,379,624

Equity attributable to controlling interest	58,246,057	35,324,227	27,584,666
Equity attributable to non-controlling interest	2,531	1,717	1,111
Total equity	58,248,588	35,325,944	27,585,777

Total liabilities and equity	235,696,017	198,100,284	162,965,401

Summary statements of comprehensive income or loss	06/30/2021	06/30/2021	06/30/2019
Revenues	189,749,478	162,404,866	156,741,933
Initial recognition and changes in the fair value of biological assets	1,552,746	716,741	—
Cost of sales	(106,636,141)	(86,533,561)	(85,287,771)
Gross margin	84,666,083	76,588,046	71,454,162

Research and development expenses	(3,208,904)	(2,689,468)	(2,367,727)
Selling, general and administrative expenses	(37,500,952)	(36,103,289)	(31,316,843)
Share of profit or loss of joint ventures and associates	481,442	1,960,549	1,071,297
Other income	507,246	(380,871)	286,626
Operating profit	44,944,915	39,374,967	39,127,515

Financial results	(11,032,748)	(30,014,131)	(24,650,359)
Profit before taxes	33,912,167	9,360,836	14,477,156

Income tax expense	(14,141,515)	(3,830,106)	(7,729,300)
Result for the year	19,770,652	5,530,730	6,747,856

Exchange differences on translation of foreign operations	1,704,590	1,281,974	17,197
Revaluation of property, plant and equipment, net of tax	(2,682,457)	3,921,091	(1,347,124)
Total comprehensive result	18,792,785	10,733,795	5,417,929

Insumos Agroquimicos S.A.
Disclosure of subsidiaries
Summarized financial information

Summary statements of comprehensive income or loss (1)
06/30/2021
Revenues	7,600,041
Cost of sales	(5,886,326)
Gross margin	1,713,715

Selling, general and administrative expenses	(1,065,147)
Other income or expenses, net	18,305
Operating profit	666,873

Financial results	(961,635)
Loss before tax	(294,762)
Income tax	127,876
Loss for the period	(166,886)

Exchange differences on translation of foreign operations	180,519
Total comprehensive result	13,633

(1)	Results from 9th April 2021, the date of the acquisition of Insuagro. See note 6.